Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)		9 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues		$ 14,225,398	$ 12,855,427	$ 15,945,418	$ 15,191,866
Cost of sales		5,750,793	6,314,207	7,671,428	5,299,465
Selling and distribution expenses		3,116,044	2,733,940	3,768,329	879,083
Administrative expenses		874,071	837,909	1,224,720	1,442,203
Operating profits		4,484,490	2,969,371
Income from operations				3,280,941	7,571,115
Other income		22,297	31,754	40,775	44,763
Income before income taxes		4,506,787	3,001,125	3,321,716	7,615,878
Income taxes		1,132,052	867,236	1,408,006	2,507,617
Net income		3,374,735	2,133,889	1,913,710	5,108,261
Other comprehensive income:
Net change in foreign currency translation adjustment		(385,050)	312,846	(643,816)	1,046,451
Total comprehensive income		$ 2,989,685	$ 2,446,735	$ 1,269,894	$ 6,154,712
Earnings per share:
Basic and diluted earnings per share (in Dollars per share)	[1]	$ 0.4	$ 0.25	$ 0.23	$ 0.61

[1]	Giving retroactive effect to the Reverse Split as detailed in note 13 to the consolidated financial statements.